Capital Lease Obligations - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
LNG Carriers [Member]
Capital Leased Assets [Line Items]
2017	$ 30,065
2018	30,065
2019	30,065
2020	30,147
2021	30,065
Thereafter	327,686
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
2017	30,953
2018	$ 27,296